Average Annual Total Returns - Retail Class - Transamerica Capital Growth	A 1 Year	A 5 Years	A 10 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C 10 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I 10 Years	I Since Inception	I Inception Date	R6 1 Year	R6 5 Years	R6 10 Years	R6 Since Inception	R6 Inception Date	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	99.94%	29.32%	21.19%		Nov. 13, 2009	97.65%	25.82%	19.21%		60.98%	22.70%	17.33%		108.97%	29.82%	21.04%		Nov. 13, 2009	112.10%	31.13%	22.29%		Nov. 30, 2009	112.32%			99.57%	Oct. 18, 2019	38.49%	[1]	21.00%	[1]	17.21%	[1]	40.53%	[1]

[1]	“Russell ® ” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.